Business Combinations (Schedule Of Contingent Earn-Outs) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Business Combinations [Abstract]
Beginning Balance	$ 448	$ 721
Additions	761
Payments made	(292)	(250)
Imputed interest recognized	9	24
Gain on change in fair market value		(26)
Ending Balance	926	469
Business acquisition contingent consideration less current portion	(165)	(318)
Business acquisition contingent consideration Ending balance - long term	$ 761	$ 151